Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Mar. 15, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Class A Common Stock
Common stock subject to possible redemption shares	34,500,000		0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	240,000,000		240,000,000
Common stock, shares issued	0		0
Common stock, shares outstanding	0		0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized	60,000,000		60,000,000
Common stock, shares issued	8,625,000		8,625,000
Common stock, shares outstanding	8,625,000		8,625,000
Class B Common Stock | Over-Allotment Option [Member]
Common Stock Shares Subject To Forfeiture			1,125,000